Property, Plant and Equipment (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment (Textual)
Interest capitalized	$ 587,984	$ 1,246,179